Related Party Transactions - Related Party Balances Included in the Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from related parties-current:	$ 5,954	$ 7,338
Due from related parties non-current:	14,230	15,348
Equity investment	173,298	92,281	$ 0
Due to related parties-current :	972	481
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Due from related parties-current:	5,241	4,017
Due from related parties non-current:	4,767	4,806
Ultramax pool [Member]
Related Party Transaction [Line Items]
Due from related parties-current:	677	3,321
Due from related parties non-current:	9,463	10,542
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity investment	173,298	92,281
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Due to related parties-current :	227	8
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Due from related parties-current:	36	0
Due to related parties-current :	200	116
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Due to related parties-current :	312	$ 357
Port Agent [Member]
Related Party Transaction [Line Items]
Due to related parties-current :	$ 13
SUK
Related Party Transaction [Line Items]
Due to related parties-current :				$ 0
Scorpio Commercial & Scorpio Ship Management
Related Party Transaction [Line Items]
Due to related party, balances included in assets held for sale			$ 220	$ 0